Intangible Assets, Net (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Intangible Assets, Net (Textual)
Amortization expense	¥ 370	¥ 620	¥ 1,261